Future Minimum Rental Payments Required Under Operating Leases (Detail)	Mar. 31, 2017 USD ($)
Commitments And Contingencies [Line Items]
2018	$ 982,000
2019	977,000
2020	994,000
2021	1,012,000
2022	716,000
Thereafter	910,000
Total	$ 5,591,000